Financial Instruments - Foreign Currency Risk Sensitivity Analysis (Detail) - TWD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Profit and loss [Member] | Financial instruments [Member] | USD [Member]
Disclosure of detailed information about financial instruments [Line Items]
Sensitivity analysis due to a 5% increase or decrease in foreign currency exchange	$ (55)	$ 31	$ 54
Profit and loss [Member] | Financial instruments [Member] | EUR [Member]
Disclosure of detailed information about financial instruments [Line Items]
Sensitivity analysis due to a 5% increase or decrease in foreign currency exchange	(59)	(65)	(48)
Profit and loss [Member] | Financial instruments [Member] | SGD [Member]
Disclosure of detailed information about financial instruments [Line Items]
Sensitivity analysis due to a 5% increase or decrease in foreign currency exchange	4	(2)	5
Profit and loss [Member] | Financial instruments [Member] | RMB [Member]
Disclosure of detailed information about financial instruments [Line Items]
Sensitivity analysis due to a 5% increase or decrease in foreign currency exchange	0	0	1
Profit and loss [Member] | Financial instruments [Member] | JPY [Member]
Disclosure of detailed information about financial instruments [Line Items]
Sensitivity analysis due to a 5% increase or decrease in foreign currency exchange	0	1	0
Profit and loss [Member] | Derivatives [Member] | USD [Member]
Disclosure of detailed information about financial instruments [Line Items]
Sensitivity analysis due to a 5% increase or decrease in foreign currency exchange	3	6	3
Profit and loss [Member] | Derivatives [Member] | EUR [Member]
Disclosure of detailed information about financial instruments [Line Items]
Sensitivity analysis due to a 5% increase or decrease in foreign currency exchange	10	3	8
Equity [member] | Derivatives [Member] | EUR [Member]
Disclosure of detailed information about financial instruments [Line Items]
Sensitivity analysis due to a 5% increase or decrease in foreign currency exchange	$ 9	$ 7	$ 5